Document and Entity Information Document and Entity Information	May 11, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 07, 2020
Entity File Number	1-11607
Entity Registrant Name	DTE Energy Co
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-3217752
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1279
City Area Code	313
Local Phone Number	235-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000936340
Amendment Flag	false
Common stock, without par value
Entity Information [Line Items]
Title of 12(b) Security	Common stock, without par value
Trading Symbol	DTE
Security Exchange Name	NYSE
2012 Series C 5.25% Junior Subordinated Debentures due 2062
Entity Information [Line Items]
Title of 12(b) Security	2012 Series C 5.25% Junior Subordinated Debentures due 2062
Trading Symbol	DTQ
Security Exchange Name	NYSE
2016 Series B 5.375% Junior Subordinated Debentures due 2076
Entity Information [Line Items]
Title of 12(b) Security	2016 Series B 5.375% Junior Subordinated Debentures due 2076
Trading Symbol	DTJ
Security Exchange Name	NYSE
2016 Series F 6.00% Junior Subordinated Debentures due 2076
Entity Information [Line Items]
Title of 12(b) Security	2016 Series F 6.00% Junior Subordinated Debentures due 2076
Trading Symbol	DTY
Security Exchange Name	NYSE
2017 Series E 5.25% Junior Subordinated Debentures due 2077
Entity Information [Line Items]
Title of 12(b) Security	2017 Series E 5.25% Junior Subordinated Debentures due 2077
Trading Symbol	DTW
Security Exchange Name	NYSE
Corporate Units, 6.50% [Member]
Entity Information [Line Items]
Title of 12(b) Security	2019 6.25% Corporate Units
Trading Symbol	DTP
Security Exchange Name	NYSE